UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2000

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	August 7, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$336,777,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109     3645   115247 SH       SOLE                   115247
AT&T-Liberty Media Class A     COM              001957208     2033    83850 SH       SOLE                    83850
Act Manufacturing              COM              000973107    14635   315160 SH       SOLE                   315160
Agilent Technologies           COM              00846u101      472     6395 SH       SOLE                     6395
Albertsons                     COM              013104104      682    20500 SH       SOLE                    20500
Amdocs Limited                 COM              G02602103     8604   112105 SH       SOLE                   112105
AmeriCredit                    COM              03060R101     1033    60750 SH       SOLE                    60750
America Online                 COM              02364j104     7230   137224 SH       SOLE                   137224
American Express               COM              025816109      201     3855 SH       SOLE                     3855
American Home Products         COM              026609107      270     4600 SH       SOLE                     4600
American Intl Group            COM              026874107      821     6987 SH       SOLE                     6987
American Tower                 COM              029912201    15914   381745 SH       SOLE                   381745
Anadarko Petroleum             COM              032511107      316     6400 SH       SOLE                     6400
Analog Devices                 COM              032654105     1444    19000 SH       SOLE                    19000
Autozone                       COM              053332102     1586    72075 SH       SOLE                    72075
AvalonBay Communities          COM              053484101     2127    50944 SH       SOLE                    50944
BP Amoco PLC ADR               COM              055622104      259     4576 SH       SOLE                     4576
Bed Bath & Beyond              COM              075896100     3297    90960 SH       SOLE                    90960
Berkshire Hathaway Cl B        COM              084670207     1494      849 SH       SOLE                      849
Biogen                         COM              090597105      961    14900 SH       SOLE                    14900
Brinker International          COM              109641100     1151    39362 SH       SOLE                    39362
Bristol Myers Squibb           COM              110122108      583    10000 SH       SOLE                    10000
Carnival Cruise                COM              143658102     1281    65675 SH       SOLE                    65675
Cendant                        COM              151313103     4488   320600 SH       SOLE                   320600
Cerus Corporation              COM              157085101      773    15100 SH       SOLE                    15100
Chesapeake Energy              COM              165167107       78    10000 SH       SOLE                    10000
Cisco Systems                  COM              17275R102    11275   177387 SH       SOLE                   177387
Citigroup                      COM              172967101    12848   213244 SH       SOLE                   213244
Clear Channel                  COM              184502102     9707   129430 SH       SOLE                   129430
Compaq Computer                COM              204493100     1844    72123 SH       SOLE                    72123
Conseco                        COM              208464107       98    10000 SH       SOLE                    10000
Disney Walt                    COM              254687106      686    17675 SH       SOLE                    17675
EBAY                           COM              278642103      451     8300 SH       SOLE                     8300
EMC Corp                       COM              268648102     9423   122472 SH       SOLE                   122472
Elan Corp. ADR                 COM              284131208      203     4200 SH       SOLE                     4200
Ericsson Telephone             COM              294821400      574    28720 SH       SOLE                    28720
Exxon Mobil Corp.              COM              30231g102      610     7777 SH       SOLE                     7777
Gannett                        COM              364730101      236     3940 SH       SOLE                     3940
General Electric               COM              369604103      685    12930 SH       SOLE                    12930
Gillette                       COM              375766102      819    23428 SH       SOLE                    23428
Hewlett Packard                COM              428236103     2167    17350 SH       SOLE                    17350
Home Depot                     COM              437076102     8894   178095 SH       SOLE                   178095
IMS Health                     COM              449934108     1271    70625 SH       SOLE                    70625
Inhale Therapeutic Systems     COM              457191104     3425    33750 SH       SOLE                    33750
Inktomi Corporation            COM              457277101     3993    33765 SH       SOLE                    33765
Intel                          COM              458140100    11402    85285 SH       SOLE                    85285
Internet Commerce Corp.        COM              46059F109     3663   252645 SH       SOLE                   252645
Internet Pictures              COM              46059S101     6798   449429 SH       SOLE                   449429
Intimate Brands                COM              461156101      561    28420 SH       SOLE                    28420
Intuit                         COM              461202103      326     7872 SH       SOLE                     7872
Johnson & Johnson              COM              478160104      290     2850 SH       SOLE                     2850
Kent Electronics               COM              490553104    12540   420615 SH       SOLE                   420615
Kohls Corp                     COM              500255104     3475    62475 SH       SOLE                    62475
Lucent Technologies            COM              549463107      258     4348 SH       SOLE                     4348
Marriott International         COM              571900109      532    14750 SH       SOLE                    14750
Mattel                         COM              577081102      223    16917 SH       SOLE                    16917
Maxygen                        COM              577776107     3277    57725 SH       SOLE                    57725
Medtronic                      COM              585055106      300     6030 SH       SOLE                     6030
Mellon Financial Corp.         COM              58551a108      299     8195 SH       SOLE                     8195
Merck                          COM              589331107     3295    43000 SH       SOLE                    43000
Microsoft                      COM              594918104    10446   130580 SH       SOLE                   130580
Morgan J.P.                    COM              616880100      219     1988 SH       SOLE                     1988
Morgan Stanley Dean Witter     COM              617446448    11148   133915 SH       SOLE                   133915
MyPoints.com                   COM              62855T102     4899   258475 SH       SOLE                   258475
NTL Inc.                       COM              629407107     8869   148120 SH       SOLE                   148120
Netcentives                    COM              64108P101      302    16225 SH       SOLE                    16225
NextLink Communications        COM              65333h707      392    10320 SH       SOLE                    10320
Nextel Communications          COM              65332v103     7614   124430 SH       SOLE                   124430
Nokia                          COM              654902204    12024   240780 SH       SOLE                   240780
Nordstrom                      COM              655664100     1825    75665 SH       SOLE                    75665
Novavax                        COM              670002104       73    10000 SH       SOLE                    10000
Ocean Energy INC TEX           COM              67481E106     3968   279666 SH       SOLE                   279666
PSINet                         COM              74437C101     3394   135085 SH       SOLE                   135085
Pfizer                         COM              717081103     3920    81670 SH       SOLE                    81670
Providian Financial            COM              74406A102     5063    56260 SH       SOLE                    56260
Qwest Communications           COM              749121109      734    17064 SH       SOLE                    17064
Safeguard Scientifics          COM              786449108      303     9450 SH       SOLE                     9450
Schlumberger                   COM              806857108      513     6875 SH       SOLE                     6875
Staples                        COM              855030102     4441   288840 SH       SOLE                   288840
Sun Communities                COM              866674104     1483    44350 SH       SOLE                    44350
Symbol Technologies            COM              871508107     5878   108847 SH       SOLE                   108847
Taubman Centers                COM              876664103     1227   111500 SH       SOLE                   111500
Tellabs                        COM              879664100      411     6000 SH       SOLE                     6000
Texas Instruments              COM              882508104    11516   167653 SH       SOLE                   167653
Transaction System             COM              893416107      458    26770 SH       SOLE                    26770
Tyco International             COM              902120104     2557    53981 SH       SOLE                    53981
Veritas Software               COM              923436109     1195    10575 SH       SOLE                    10575
Viacom CL B                    COM              925524308    11304   165772 SH       SOLE                   165772
Wal Mart                       COM              931142103      834    14475 SH       SOLE                    14475
Wells Fargo                    COM              949746101      902    23280 SH       SOLE                    23280
Williams Sonoma                COM              969904101     1958    60375 SH       SOLE                    60375
Wind River Systems             COM              973149107     3621    95600 SH       SOLE                    95600
Worldcom                       COM              98157D106    12492   272315 SH       SOLE                   272315
Xircom                         COM              983922105      889    18725 SH       SOLE                    18725
Xpedior                        COM              98413B100     8083   585200 SH       SOLE                   585200